UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York			10153
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 300-1300

Copies to: David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Date of fiscal year end:	December 31, 2006

Date of reporting period:	June 30, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.

YORK ENHANCED STRATEGIES FUND, LLC

Semi-Annual Report

June 30, 2006

YORK ENHANCED STRATEGIES FUND, LLC

Financial Statements

June 30, 2006

YORK ENHANCED STRATEGIES FUND, LLC

Sector Breakdown

June 30, 2006 (Unaudited)

Total Investments by Sector:

The following table represents the company’s long positions by sector at June 30, 2006 as a percentage of total net assets:

CONSUMER CYCLICALS	24.9%
ENERGY	23.4
CONSUMER NON-CYCLICALS	18.8
COMMUNICATIONS	18.3
FINANCIALS	8.2
INDUSTRIALS	6.1
BASIC MATERIALS	3.8
HEALTH CARE	3.1
REAL ESTATE	1.5
INFORMATION TECHNOLOGY	1.2
109.3%

The following table represents the company’s short positions by sector at June 30, 2006 as a percentage of total net assets:

INFORMATION TECHNOLOGY	(0.4)%

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2006 (Unaudited)

Number of			Percentage of
Shares	Description	Value	Net Assets

	EQUITY SECURITIES (Unless otherwise noted)

	BASIC MATERIALS
200,000	Falconbridge, Ltd.	$10,574,589
25,000	United States Steel Corp.	1,753,000
	TOTAL BASIC MATERIALS	12,327,589	3.8%

	COMMUNICATIONS
70,000	AboveNet, Inc.*	3,500,000
100,000	American Tower Corp.*	3,112,000
1,031,868	Globix Corp.*	5,128,384
20,000	Liberty Media Holding Corp. - Capital*	1,675,400
100,000	Liberty Media Holding Corp. - Interactive*	1,726,000
30,000	Mobistar SA	2,380,207
36,052	Motient Corp.*	515,544
38,000	RTL Group	3,374,485
3,527	Telcove, Inc. (Warrants)*#	233,946
57,388	Telcove, Inc.*#	5,796,188
200,000	Univision Communications, Inc.*	6,700,000
	TOTAL COMMUNICATIONS	34,142,154	10.5

	CONSUMER CYCLICALS
200,000	CKE Restaurants, Inc.	3,322,000
37,724	Roularta Media Group NV	2,476,908
22,674	Sears Holdings Corp.*	3,510,842
	TOTAL CONSUMER CYCLICALS	9,309,750	2.9

	CONSUMER NON-CYCLICALS
100,000	NTL, Inc.	2,490,000
110,000	Nutreco Holding NV	7,046,640
	TOTAL CONSUMER NON-CYCLICALS	9,536,640	2.9

	ENERGY
491,700	Infinity Bio-Energy, Ltd.*	2,581,425
100,000	Enron Corp., 7.00% (Preferred shares) *#+	1,175,000
100,000	Kerr-Mcgee Corp.	6,935,000
164,250	Key Energy Services, Inc.*	2,508,098
75,000	Kinder Morgan, Inc.	7,491,750
7,747	Portland General Electric Co.	193,443
50,000	Titan Energy Partners LP*#	1,462,500
100,000	Western Gas Resources, Inc.	5,985,000
	TOTAL ENERGY	28,332,216	8.7

	FINANCIALS
100,000	American Express Co.	5,322,000
1,500,000	Investment in Cerberus FIM Investors LLC*#	1,500,000
200,000	Shanghai Century Acquisition Corp.*	1,630,000
	TOTAL FINANCIALS	8,452,000	2.6

	INDUSTRIALS
125,000	Atlas Air Worldwide Holdings, Inc.*	6,130,000	1.9

	TOTAL EQUITY SECURITIES (COST — $104,897,256)	108,230,349	33.3

	FIXED INCOME SECURITIES#

Par Value

	COMMUNICATIONS
$1,000,000	Charter Communications Holdings II, LLC,
	10.25%, due 9/15/10##	1,000,000
2,200,835	Globix Corp., 11.00%, due 5/1/08 (PIK)	2,156,818
3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14##	3,015,000
	TOTAL COMMUNICATIONS	6,171,818	1.9

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2006 (Unaudited)

			Percentage of
Par Value	Description	Value	Net Assets

	CONSUMER CYCLICALS
$6,000,000	Ford Motor Co., 7.25%, due 10/1/08	$6,015,000
8,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13	8,457,500
	Levi Strauss & Co.,
12,000,000	9.74%, due 4/1/12**	12,180,000
1,000,000	12.25%, due 12/15/12	1,110,000
	Rite Aid Corp.,
7,279,000	6.875%, due 8/15/13	6,259,940
6,300,000	7.50%, due 1/15/15	6,111,000
5,000,000	9.25%, due 6/1/13	4,837,500
3,500,000	Tenneco, Inc., 8.625%, due 11/15/14	3,482,500
	TOTAL CONSUMER CYCLICALS	48,453,440	14.9%

2,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13##	2,500,000
600,000	Delphi Corp., 6.50%, due 5/1/09*+	498,000
	Education Management LLC, ##
3,000,000	8.75%, due 6/1/14	3,015,000
7,000,000	10.25%, due 6/1/16	7,000,000
5,290,000	Pathmark Stores, Inc., 8.75%, due 2/1/12	5,025,500
	Select Medical Corp.,
10,500,000	7.625%, due 2/1/15	9,082,500
2,300,000	10.82%, due 9/15/15##**	2,104,500
1,000,000	Stripes Acquistion LLC/Susser Finance Corp.,
	10.625%, due 12/15/13##	1,060,000
	TOTAL CONSUMER NON-CYCLICALS	30,285,500	9.3

	ENERGY
	Enron Corp., *+
500,000,000	0.97%, due 6/18/04	1,300,000
10,000,000	4.375%, due 4/8/05	3,614,744
2,500,000	6.31%, due 7/15/03##	400,000
2,500,000	8.637%, due 2/7/21@	568,750
3,000,000	8.25%, due 11/15/04##	1,890,000
2,500,000	8.31%, due 1/15/03##	1,137,500
5,000,000	Mariner Energy, Inc., 7.50%, 4/15/13##	4,900,000
	TOTAL ENERGY	13,810,994	4.3

	FINANCIALS
7,500,000	Dana Credit Corp., 8.375%, due 8/15/07##	7,200,000
	Ford Motor Credit Co.,
255,000	4.40%, due 1/20/09	211,956
700,000	6.00%, due 1/20/15	523,250
366,000	6.52%, due 3/10/13	269,888
500,000	7.90%, due 5/18/15	405,000
13,750,000	Mobile Satellite Ventures LP, 0.00%, due 4/1/13*##++	7,700,000
	General Motors Acceptance Corp.,
200,000	4.90%, due 1/15/08	186,000
400,000	4.90%, due 10/15/09	352,000
100,000	5.15%, due 2/15/08	94,000
100,000	5.20%, due 11/15/09	88,000
260,000	5.25%, due 8/15/09	231,400
100,000	5.35%, due 8/15/08	92,000
125,000	5.50%, due 8/15/07	118,750
500,000	5.70%, due 1/15/17*++	401,250
104,000	6.10%, due 9/15/19	75,920
100,000	6.25%, due 12/15/07	96,000
	TOTAL FINANCIALS	18,045,414	5.6

	INDUSTRIALS
7,500,000	Delta Airlines, Inc., 7.90%, due 12/15/09	2,118,750
	EuroTunnel, *+
1,000,000	4.098%, due 3/15/26	471,600
12,500,000	4.098%, due 3/15/26	4,477,497
3,000,000	4.098%, due 4/30/40	1,074,599
675,910	Grupo TMM SA, 10.50%, due 8/1/07 (PIK)	682,669
5,115,000	Interpool, Inc., 6.00%, 9/1/14	4,705,800
	TOTAL INDUSTRIALS	13,530,915	4.2

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2006 (Unaudited)

			Percentage of
Par Value	Description	Value	Net Assets
	INFORMATION TECHNOLOGY
$5,000,000	Cherokee International Corp., 5.25%, due 11/1/08	$3,962,500	1.2%

	TOTAL FIXED INCOME SECURITIES (COST - $132,541,843)	134,260,581	41.4%

	LOAN PARTICIPATIONS AND TRADE CLAIMS#

	COMMUNICATIONS
10,000,000	Level 3 Communications, Inc.,
	USDLIBOR plus 3.00%, due 12/1/11	10,000,000
7,000,000	Kabel Deutscheland,
	EURLIBOR plus 7.00%, due 11/12/14	8,999,195
	TOTAL COMMUNICATIONS	18,999,195	5.9

	CONSUMER CYCLICAL
13,000,000	Fox & Hound Restaurant Group, 2nd Lien Term Loan,
	USDLIBOR plus 7.75%, due 5/12/11	13,000,000
5,000,000	J.Crew Operating Corp., Term Loan,
	PRIME RATE plus 1.25%, due 5/15/13	5,000,000
5,000,000	Quizno’s Corp., Term Loan B,
	USDLIBOR plus 2.25%, due 5/5/13	5,000,000
	TOTAL CONSUMER CYCLICALS	23,000,000	7.1

	CONSUMER NON-CYCLICAL
4,000,000	Audatex North America Inc., 2nd Lien Term Loan,
	USDLIBOR plus 5.50%, due 10/13/13	5,270,401
	Gate Gourmet, Inc.,
509,042	1st Lien Letter of Credit, USDLIBOR plus 2.75%, due 3/9/12	509,042
4,062,154	1st Lien Term Loan, USDLIBOR plus 2.75%, due 3/9/12	4,062,154
3,054,251	2nd Lien Credit Agreement, USDLIBOR plus 5.50%, due 3/19/13	3,115,336
	Georgia Pacific,
1,990,000	Term Loan B, USDLIBOR plus 2.00%, due 12/20/12	1,990,000
3,000,000	Term Loan C, USDLIBOR plus 3.00%, due 12/23/13	3,030,000
3,500,000	Merisant, Inc., 2nd Lien Term Loan,
	USDLIBOR plus 8.50%, due 6/11/10	3,500,000
	TOTAL CONSUMER NON-CYCLICALS	21,476,933	6.6

	ENERGY
4,500,000	ATP Oil & Gas Corp., Term Loan,
	USDLIBOR plus 3.25%, due 4/14/10	4,500,000
5,000,000	Calpine Corp. Term Loan Tranche CPNL,
	USDLIBOR plus 5.75%, due 7/15/07 *+	4,850,000
3,000,000	Covanta Energy Corp., USDLIBOR plus 5.50%, due 6/24/13	3,060,000
	Enron Corp., *+
1,616,742	Trade Claim 99092	397,395
383,258	Trade Claim 99093	94,205
4,000,000	Trade Claim 99004	1,087,200
6,000,000	Trade Claim 11342, 13073 and 11141	2,190,000
11,016,146	Trade Claim 9314	2,533,714
	Redbud Energy LP,
2,564,555	Term Loan A, USDLIBOR plus 1.75%, due 10/24/11	2,320,922
421,085	Term Loan B, USDLIBOR plus 2.25%, due 10/24/11	381,082
12,500,000	One Communications Corp., Term Loan B,
	USDLIBOR plus 4.00%, due 6/30/12	12,500,000
	TOTAL ENERGY	33,914,518	10.4

	HEALTH CARE
10,000,000	HealthSouth Corp., Term Loan B,
	USDLIBOR plus 3.25%, due 3/10/13	10,000,000	3.1
	REAL ESTATE
4,726,400	LNR Property Corp., Mezzanine Tranche A,
	USDLIBOR plus 4.50%, due 2/3/08	4,797,296	1.5
	TOTAL LOAN PARTICIPATIONS AND ASSIGNMENTS (COST — $109,940,342)	112,187,942	34.6

	TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (COST — $347,379,441)	354,678,872	109.3

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2006 (Unaudited)

Number of			Percentage of
Shares	Description	Value	Net Assets

	INVESTMENTS SOLD SHORT@@

	EQUITY SECURITIES

	INFORMATION TECHNOLOGY
(252,702)	Level 3 Communications, Inc.*	$(1,121,997)	(0.4)%

	TOTAL INVESTMENTS SOLD SHORT (PROCEEDS — $1,400,760)	(1,121,997)	(0.4)

	TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT (COST — $345,978,681)	353,556,875	108.9
	OTHER LIABILITIES IN EXCESS OF ASSETS	(28,917,049)	(8.9)
	NET ASSETS	$324,639,826	100.0%

Notes to Schedule of Investments:

*	Non-income producing security
**	Reflects rate at June 30, 2006 on variable rate instruments.
#	Securities are valued at fair value. At June 30, 2006, $256,616,157 of securities were fair valued, representing 79.0% of net assets.
##	Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
+	Issuer in default.
++	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.
@	Interest rate reflects yield at June 30, 2006 for zero coupon bonds.
@@	Cash collateral in the amount of $3,349,564 has been pledged to cover the Fund’s open short positions.
PIK -	Payment-in-kind security. Income may be paid in cash or securities, at the discretion of the issuer.
EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency)
USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency)
PRIME RATE - Base rate U.S. banks charge for commercial loans.

As of June 30, 2006, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments was as follows:

Aggregate gross unrealized appreciation	$9,768,594
Aggregate gross unrealized depreciation	(2,469,163)
Net unrealized appreciation	7,299,431

Cost	$347,379,441

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of June 30, 2006:

					Unrealized
					Appreciation/
	Contracts to Deliver	In Exchange For		Settlement Date	(Depreciation)

British Pound	280,000	USD	516,880	9/20/2006	$(1,916)
Euro	27,000,000	USD	34,171,200	9/20/2006	(533,700)
United States Dollar	977,676	EUR	772,500	9/20/2006	15,270
					$(520,346)

Currency Type Abbreviations:

USD	United States Dollar
EUR	Euro

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets
Investments - at value (cost $347,379,441)	$354,678,872
Cash at bank	91,431,556
Foreign currency - at value (cost $9,547,250)	9,498,638
Debt issuance costs, net of accumulated amortization of $442,667	5,300,210
Due from broker	3,349,564
Interest and dividends receivable	2,902,586
Preferred shares offering costs, net of accumulated amortization of $207,256	2,481,547
Receivable for investments sold	2,476,869
Foreign withholding tax reclaim receivable	15,375
Unrealized appreciation on forward foreign currency contracts	15,270
Other Assets	103,293
472,253,780
Liabilities
Payable for investments purchased	61,465,050
Notes payable, due 11/15/13	54,000,000
Deferred placement fees payable	2,248,285
Payable for securities sold short (proceeds of $1,400,760)	1,121,997
Offering and organizational costs payable	593,007
Unrealized depreciation on forward foreign currency contracts	535,616
Interest payable on Notes	128,911
Preferred dividends payable	63,917
Directors’ fees and expenses payable	58,631
Commitment fees payable	16,675
Accrued expenses and other payables	131,865
120,363,954
Preferred Shares
Series A-1 Preferred Stock, $1,000 liquidation value per share applicable to 27,249 outstanding shares (81,749 shares authorized)	$27,249,000

Series A-2 Preferred Stock, $1,000 liquidation value per share applicable to 1 outstanding share (1 share authorized)	$1,000
Net assets applicable to common shareholders	$324,639,826

Net asset value per common share ($324,639,826/331,919 common shares outstanding)	$978.07

Composition of net assets applicable to common shareholders
Common stock, $0.01 par value	$3,319
Paid-in capital	313,599,791
Accumulated net investment income	2,276,308
Accumulated net realized gain	1,769,359
Unrealized appreciation/(depreciation) on:
Investments	7,299,431
Short sale transactions	278,763
Forward foreign currency contracts and translations	(587,145)
Net assets applicable to common shareholders	$324,639,826

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment income
Interest	$7,614,944
Dividends (net of foreign withholding taxes of $73,138)	554,784
Total Income	8,169,728
Expenses
Management fee (Note 3)	2,417,466
Amortization of debt issuance costs (Note 2)	356,101
Professional fees	275,876
Commitment fees (senior debt and preferred shares) (Note 1)	229,454
Amortization of offering and placement costs (preferred shares) (Note 2)	166,726
Administration and Trustee fees	124,369
Custodian fees	102,895
Directors’ fees and expenses (Note 3)	79,343
Other expenses	100,736
Total expenses	3,852,966
Interest expense (Note 1)	905,024
Net expenses	4,757,990
Net investment income	3,411,738

Realized and unrealized gain (loss) on investments:

Net realized gain (loss) on:
Investments	1,528,443
Short sale transactions	630,755
Foreign currency transactions	(370,879)
Net realized gain	1,788,319

Net change in unrealized appreciation (depreciation) of:
Investments	7,184,991
Short sale transactions	278,763
Forward foreign currency contracts and translations	(587,145)
Net change in unrealized appreciation	6,876,609

Net realized and unrealized gain on investments	8,664,928

Distributions to preferred shareholders from net investment income	(448,812)

Net increase in net assets applicable to common shareholders from operations	$11,627,854

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statements of Changes in Net Assets

	Six Months Ended	For the Period from
	June 30, 2006	November 17, 2005* to
	(Unaudited)	December 31, 2005

Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,411,738	$(877,409)
Net realized gain (loss) on investments	1,788,319	(18,960)
Net change in unrealized appreciation of investments	6,876,609	114,440
Distributions to preferred shareholders from net investment income	(448,812)	—
Net increase (decrease) in net assets applicable to common shareholders from operations	11,627,854	(781,929)

Capital share transactions
Proceeds from sale of common shares (169,419 and 162,500 shares, respectively)	162,443,700	162,500,000
Common shares placement and offering costs charged to paid-in capital	—	(11,149,799)
Net increase in net assets from capital share transactions	162,443,700	151,350,201

Net change in net assets applicable to common shareholders	174,071,554	150,568,272

Net assets applicable to common shareholders - Beginning of period	150,568,272	—

Net assets applicable to common shareholders - End of period (including accumulated net investment income (loss) of $2,276,308 and ($686,618), respectively)	$324,639,826	$150,568,272

Statement of Cash Flows

For the Six Months ended June 30, 2006 (Unaudited)

Cash flows from operating activities:
Net increase in net assets applicable to common shareholders from operations	$11,627,854
Adjustments to reconcile net increase in net assets applicable to common shareholders from operations to net cash provided (used) by operating activities:
Proceeds from sales and maturities of long-term investments	143,499,989
Proceeds from short sale transactions	1,400,760
Purchases of long-term investments	(397,064,788)
Increase in foreign currency (at cost)	(9,547,250)
Decrease in debt issuance costs, net of accumulated amortization of $442,667	356,101
Decrease in preferred shares offering costs, net of accumulated amortization of $207,256	166,726
Increase in interest and dividends receivable	(2,219,185)
Increase in amounts due from broker	(3,349,564)
Increase in other assets	(103,293)
Decrease in deferred placement fees payable	(1,001,715)
Decrease in management fee payable	(587,671)
Decrease in offering and organizational costs payable	(485,691)
Decrease in commitment fees payable	(48,542)
Increase in Directors’ fees and expenses payable	1,843
Decrease in accrued expenses and other payables	(87,722)
Unrealized appreciation of investments, short sale transactions, forward foreign currency contracts and translations	(6,876,609)
Net realized gain on investments, short sale transactions and foreign currency transactions	(1,692,897)
Accretion/amortization of discounts and premiums	(752,095)
Net cash used by operating activities	(266,763,749)
Cash flows from financing activities:
Proceeds from sale of common shares	162,443,700
Proceeds from sale of Series A-1 preferred shares	27,249,000
Dividends paid to Series A-1 preferred shareholders	(384,895)
Proceeds from Notes, due 11/15/13	54,000,000
Net cash provided by financing activities	243,307,805
Net decrease in cash	(23,455,944)
Cash at beginning of period	114,887,500
Cash at end of period	$91,431,556

* Commencement of operations.

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Financial Highlights

	For the Six Months		For the Period from
	Ended June 30, 2006		November 17, 2005* to
	(Unaudited)		December 31, 2005

Selected data for a common share outstanding throughout the period

Net asset value, beginning of period	$926.57		$1,000.00

Income from investment operations:

Net investment income (loss)**	15.23		(5.40)
Net realized and unrealized gain on investments**	36.28		0.58
Total from investment operations	51.51		(4.82)

Common shares placement and offering costs charged to paid-in capital	—		(68.61)
Less: Dividends to preferred shareholders	(0.01)		—
	(0.01)		(68.61)
Net asset value, end of period	$978.07		$926.57

Total return per share	5.55	% ^	(7.34	)% ^

Percentages and supplemental data:

Net assets, end of period (000s)	$324,640		$150,568

Ratios to average net assets:
Expenses (excluding interest expense) (Note 1)	3.94	% (1)	8.80	% (1)
Expenses (including interest expense) (Note 1)	4.87	% (1)	N/A
Net investment income (loss) (excluding interest expense) (Note 1)	4.42	% (1)	(4.83	)% (1)
Net investment income (loss) (including interest expense) (Note 1)	3.49	% (1)	N/A

Portfolio turnover rate	85	% ^	14	% ^

*	Commencement of operations.
**	Per share amounts are based upon the average number of common shares outstanding.
^	Not annualized.
(1)	Annualized

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2006 (Unaudited)

1. Organization, Investment Objective and Capitalization Structure:

York Enhanced Strategies Fund, LLC (the “Company”), a Delaware limited liability company, is registered as a nondiversified closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”). The Company received its initial funding on November 17, 2005 (the “Closing Date”) in connection with a private offering of its shares to qualified investors and commenced operations immediately thereafter. The term of the Company is ten years, unless extended for up to two separate one-year periods, at the option of the common shareholders.

The Company was formed with a focus primarily on credit-oriented investments in both the United States and Europe, while also selectively targeting equity opportunities. The Company’s objective is to realize compelling risk-adjusted returns that are uncorrelated to price changes in the public markets. The Company invests in less liquid investments, such as mezzanine financing, bank loans, equity securities, rescue financing and bridge financing transactions.

The Company is authorized to issue common shares (“Common Shares”) in the amount of $325,000,000 (the “Common Commitments”), Series A-1 floating rate term preferred shares (the “Term Preferred Shares”) in the amount of $108,999,000 (the “Preferred Commitments”), one Series A-2 preferred share (the “Special Share”) in the amount of $1,000, and debt (the “Notes”) in the amount of $216,000,000 (the “Debt Commitments”) (together, $650,000,000 of “Capital Commitments”). The Company has the ability to draw these Capital Commitments at various times. It is the intention of the Company to have drawn the entire Common Commitments and a significant portion of all other Capital Commitments by December 31, 2006. At June 30, 2006, $324,943,700 of the Common Commitments, $27,249,000 of the Term Preferred Shares, the Special Share, as well as $54,000,000 of the Debt Commitments had been drawn.

York Enhanced Strategies Feeder Fund, a Delaware statutory trust, and York Enhanced Strategies Feeder Fund (Cayman) Ltd., a Cayman Islands exempted company (together, the “Feeder Funds”) have been established as entities whose sole investment will be Common Shares of the Company and at June 30, 2006 owned 47.4% and 22.2%, respectively, of the Company’s issued and outstanding Common Shares. Shares of these Feeder Funds have been offered and sold to investors both inside and outside the United States.

Term Preferred Shares

The Term Preferred Shares have a liquidation preference of $1,000 per share, plus an amount equal to accumulated but unpaid dividends (whether or not declared). Such shares rank on parity with the Special Share as to the payment of dividends and distributions of assets upon liquidation, rank junior to any borrowings and other debts and expenses of the Company, including the Notes, and rank senior to the Common Shares as to distributions of assets and payment of dividends. Holders of the Term Preferred Shares and the Special Share, voting separately as a class, are entitled to elect two of the Company’s Directors. On all other matters, holders of the Term Preferred Shares, Special Share and Common Shares vote together as a single class, with one vote for each share. At June 30, 2006, 27,249 Term Preferred Shares were outstanding.

The Term Preferred Shares have a dividend rate equal to LIBOR plus 0.30%, reset at the beginning of each quarterly rate period, plus an additional amount, if applicable, which approximates the U.S. withholding tax payable by any holder of the Term Preferred Shares with respect to such dividend.

The Term Preferred Shares are subject to mandatory redemption on November 15, 2013, which is extendable for up to two one-year periods with the approval of both the holders of at least 75% of the shares then outstanding and the credit enhancer (as defined below), at a redemption price of $1,000 per share plus accumulated but unpaid dividends thereon. Additionally, under certain conditions, the Company

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2006 (Unaudited)

may be required to either redeem certain of the Term Preferred Shares or repay indebtedness, at the Company’s option. Such conditions include failure by the Company to maintain adequate collateral as required by the terms of the Notes or by the Statement of Preferences of the Term Preferred Shares, or a failure by the Company to maintain sufficient asset coverage as required by the 1940 Act. They are redeemable at the option of the Company, subject to certain provisions, at any time after the five-year anniversary of their initial issuance provided no less than 10% of the Term Preferred Shares remain outstanding.

Commitment fees of 0.10% per annum are accrued on the unissued Term Preferred Shares with respect to the Preferred Commitments and amounted to $70,925 for the period ended June 30, 2006.

Payment of dividends, the above commitment fees, and the redemption price on the final mandatory redemption date are guaranteed under a preferred shares insurance policy obtained from an insurance company (the “credit enhancer”), the premiums of which are 0.30% per annum on the redemption value of issued Term Preferred Shares and 0.10% per annum on the Preferred Commitments for unissued Term Preferred Shares. In the event the Company fails to make dividend payments on the Term Preferred Shares, the credit enhancer has certain rights, which if asserted, may have a detrimental effect on the Company and its common shareholders, including but not limited to the right to appoint additional Directors such that their appointees comprise a majority of the Board of Directors.

Special Share

The Special Share is redeemable at the option of the Company, in whole or in part, at any time after the termination for any or no reason pursuant to the Investment Management Agreement in an amount equal to $1,000 plus accumulated and unpaid dividends. The Special Share is entitled to dividends as described in Note 3. During the period ended June 30, 2006, the Special Share was not entitled to a dividend. At June 30, 2006, 1 Special Share was outstanding.

Notes

The Company has entered into a note purchase agreement with certain holders, which provides for the issuance of Notes in the amount of the Debt Commitments. Amounts drawn under the Notes may be repaid, in whole or in part, at the election of the Company, and redrawn subject to the draw down criteria. The Notes mature November 15, 2013, subject to extension at the option of the holders of 100% of the outstanding principal amount of the Notes for two 12-month periods. At June 30, 2006, $54,000,000 aggregate principal amount of the Notes were outstanding.

The outstanding principal amount of the Notes bears interest at a rate per annum of LIBOR plus 0.40%, payable quarterly in arrears. A commitment fee accrues on the undrawn amount of the Debt Commitments at a rate per annum of 0.20%, payable quarterly. For the period ended June 30, 2006, the Company accrued $229,454 in commitment fees on the Debt Commitments.

The agreements related to the Notes and Term Preferred Shares have covenants, which if not maintained may cause a default and/or give these holders or other parties various rights, which if asserted, can have a detrimental effect on the Company and its common shareholders. The most important covenant is the maintaining of the highest rating given by the rating agencies, Standard & Poor’s and Moody’s, which primarily requires maintaining adequate “collateral” as defined by those agencies.

Subject to the terms of a pledge and intercreditor agreement, the Company will pledge substantially all the Company’s assets as collateral for its obligations due under the Notes and the credit enhancement for the Term Preferred Shares.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2006 (Unaudited)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Net Asset Value Calculation - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

Security Valuation - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments. The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

Security Transactions - Security transactions are accounted for on trade date (the date on which the order to buy or sell is executed). Realized gains and losses on sales of securities are determined based on the identified cost of securities sold, generally using the highest cost method.

Investment Income - Interest income is recognized on an accrual basis, increased by the accretion of discount and decreased by the amortization of premium using the effective yield method. Dividend income is recognized on the ex-dividend date, net of applicable withholding taxes.

Offering and Placement Costs - Costs incurred by the Company in connection with the offering of the Common Shares, including those issued to the Feeder Funds, were recorded as a reduction of paid-in capital applicable to common shares. Costs incurred in connection with the offering of the Term Preferred Shares have been recorded as a deferred asset. Such costs are amortized on a straight-line basis from the Closing Date to their mandatory redemption date. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company’s operating results.

The Company’s private placement agency agreement with a major broker-dealer provides for the payment of placement fees in addition to those made to them at the Closing Date, commencing at the Closing Date through December 31, 2006 at the rate per annum of 0.25% of Capital Commitments and at the rate per annum of 0.25% of the Company’s investments portfolio (including cash) for the year ended December 31, 2007. Such fees, including an estimate by management for that portion of the fees based on future anticipated investments portfolios (including cash), are payable quarterly beginning March 31, 2006 and have been included as deferred assets on the Statement of Assets and Liabilities.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2006 (Unaudited)

Debt Issuance Costs - Costs incurred in connection with placing the Company’s Notes have been recorded as a deferred asset and are amortized on a straight-line basis from the Closing Date to the expected maturity date of the Notes. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company’s operating results.

Federal Income Taxes - The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. It intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. However, the Company could be restricted from making distributions necessary to qualify as a RIC due to certain asset coverage ratio requirements under the 1940 Act and financial covenants under the terms of the Term Preferred Shares and Notes. There can also be no assurance that the Company’s distributions, including but not limited to any dividend on the Special Share, may not be considered preferential and not meet the annual distribution requirements of a RIC. If the Company fails to qualify as a RIC, the resulting corporate income tax could substantially reduce the Company’s net assets and distributions.

Dividends and Distributions to Common Shareholders - Dividends and distributions are recorded on the ex-dividend date. The amount and character of income and capital gains distributions to be paid by the Company are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature. Timing differences are primarily due to the timing of the deductibility of certain expenses such as organizational costs and wash sales.

At December 31, 2005, the Company had no undistributed ordinary income or undistributed long-term capital gains. For the period ended December 31, 2005, the Company deferred post-October capital losses for U.S. Federal income tax purposes in the amount of $5,209. Such losses are deemed to arise on the first day of the Company’s next taxable year.

Indemnifications - Under the Company’s organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Statement of Cash Flows - The cash amount shown in the Statement of Cash Flows is the amount included in the Company’s Statement of Assets and Liabilities and represents cash on hand at its custodian.

3. Management Fees and Other Transactions with Affiliates:

Management Fee - York Enhanced Strategies Management, LLC (“York” or the “Investment Manager”), a New York limited liability company, is the investment manager to the Company. Pursuant to the Investment Management Agreement, the Company pays York as partial compensation for all services rendered a fee, payable quarterly, at a rate initially equal to 0.75% per annum of the Management Fee Capital as of each calendar quarter end. Management Fee Capital during the period commencing on the Closing Date and ending on December 31, 2006 is defined as the sum of (a) the aggregate Common Commitments, regardless of whether the Company has drawn down such commitments, (b) the aggregate Preferred Commitments, regardless of whether the Company has drawn down such commitments, and (c) the aggregate Debt Commitments, regardless of whether the Company has drawn down or repaid such

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2006 (Unaudited)

commitments. Thereafter, Management Fee Capital is the quarter-end value of the Company’s investments portfolio (including cash). After December 31, 2007, the Management Fee rate will be equal to 1.00% per annum.

Additionally, as holder of the Special Share, York is entitled to contingent dividends (the “Carried Interest”) equal to the greater of 1) $40 per year and 2) 100% of the amount by which the cumulative distributions and amounts distributable to the holders of the Common Shares (excluding any distribution relating to the original capital payment made for the Common Shares) exceed a 2% quarterly weighted average return on undistributed capital attributable to the Common Shares until York has received from the Company an amount equal to 20% of the aggregate cumulative distributions of net income and gain to the holders of the Common Shares. This 2% quarterly weighted average return on undistributed capital is cumulative (but not compounded) up to an aggregate of 8% per year. Thereafter, the Special Share is entitled to 20% of the distributable dividends, so long as the cumulative dividends to the Common Shares are at least 80% of the total cumulative dividends. The Company, at its option, may repurchase the Special Share at its liquidation preference but continue to be obligated to make payments to the Investment Manager in amounts equal to the amount of contingent dividend payments that would have been payable pursuant to the Investment Management Agreement.

Directors’ Fees - Certain officers and a Director of the Company are also officers of York or its affiliates. The Company does not pay any compensation directly to its officers or Directors who are directors, officers or employees of York or its affiliates.

Affiliated Shareholders - Included in net assets applicable to common shareholders is approximately $34,000,000 attributable to affiliates of York.

4. Investment Transactions:

During the period ended June 30, 2006, the Company made purchases and sales totaling $446,199,404 and $158,506,224, respectively, of investment securities excluding short-term investments.

Unfunded Investment Commitments

At June 30, 2006, the Company had undrawn commitments relating to its investment in bank debt of approximately $10,000,000.

5. Investment Risks:

The Company’s investment activities expose it to various types of risk, both on and off balance sheet, which are associated with the financial instruments and markets in which it invests. These financial instruments expose the Company to varying degrees to elements of credit, market, interest rate and currency risk. The Investment Manager actively monitors and seeks to manage these risks by employing various strategies. In addition, it is the policy of the Company to transact the majority of its securities and contractual commitment activity with broker-dealers, banks and regulated exchanges that the Investment Manager considers to be well established.

Securities in which the Investment Manager is authorized to invest include those for which there is a relatively inactive trading market. The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange or for which there is an active over-the-counter market. The market for such securities may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Such illiquidity may adversely affect the timing or value on liquidation of portfolio assets.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2006 (Unaudited)

The Company invests in defaulted securities as well as lower rated and comparable quality unrated high yield securities. Investments in defaulted and other high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss may be significantly greater for holders of defaulted and high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Credit risk - Credit risk represents the potential loss that the Company would incur if the counterparties failed to perform pursuant to the terms of their obligations to the Company. The Company minimizes its exposure to credit risk by conducting transactions with established, reputable brokers.

The clearing and depository operations for the Company’s securities transactions are provided by JPMorgan Chase Bank, N.A. The Company is subject to credit risk should JPMorgan Chase be unable to fulfill its obligations.

Investment in debt exposes the Company to the risk that an issuer will default on the payment of interest, principal or both. The extent of the Company’s exposure to credit risk in respect of these financial assets approximates their carrying value as recorded in the Company’s statement of assets and liabilities.

Interest rate risk - The Company is exposed to risks associated with the effects of fluctuations in the prevailing levels of market interest rates on its financial position and cash flows.

Currency risk - The Company may invest in assets or have liabilities denominated in currencies other than its reporting currency, the United States Dollar. Consequently, the Company is exposed to risks that the exchange rate of the United States Dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Company’s assets or liabilities which are denominated in currencies other than the United States Dollar.

Liquidity risk - Securities in which the Investment Manager is authorized to invest include securities for which there is a relatively inactive trading market. The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange or for which there is an active over-the-counter market. The market for such securities may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Such illiquidity may adversely affect the timing or value on liquidation of portfolio assets.

Short sale risk - The Company may enter into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. If the Company shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. The Company will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). The Company is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Company. The Company designates collateral consisting of liquid assets sufficient to collateralize the market value of short positions.

YORK ENHANCED STRATEGIES FUND, LLC

June 30, 2006

Reporting to Shareholders (Unaudited)

The Company provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 70 days of the end of the Company’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. The Company also delivers the semi-annual and annual reports to shareholders. The Company also files a complete schedule of portfolio holdings with the SEC for the Company’s first and third fiscal quarters on Form N-Q. The Company does not deliver the reports for the first and third fiscal quarters to shareholders. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC- 0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures & Proxy Voting Record (Unaudited)

A copy of (1) the Company’s policies and procedures with respect to the voting of proxies relating to the Company’s portfolio securities; and (2) how the company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling collect (212) 300-1300. The proxy voting history is also available on Form N-PX, which can be found by accessing the SEC’s website at www.sec.gov.

ITEM 2.  CODE OF ETHICS.

Not applicable for filing of semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included in the Semi-Annual Stockholder Report in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

No change.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported in a timely manner.

(b) None.

ITEM 12. EXHIBITS.

(a)(1) None.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) None.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:

/s/ Jeffrey A. Weber

Name:  Jeffrey A. Weber

Title:  President

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ James G. Dinan

Name:  James G. Dinan

Title: Chief Executive Officer (principal executive officer)

Date: September 7, 2006

By:

/s/ Adam J. Semler

Name:  Adam J. Semler

Title: Chief Financial Officer and Secretary (principal financial officer)

Date: September 7, 2006